Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2021
Pension and other post-retirement benefits
32 Pension and other post-retirement benefits
The Group sponsors defined contribution pension plans, defined benefit pension plans and other post-retirement defined benefit plans.
Defined contribution pension plans
Defined contribution plans provide each participant with an individual account. The benefits to be provided to a participant are solely based on the contributions made to that employee’s account and are affected by income, expenses and gains and losses allocated to the account. As such, there are no stipulations of a defined annuity benefit at retirement and the participants bear the full actuarial as well as investment risk.
The Group contributes to various defined contribution pension plans primarily in Switzerland, the US and the UK as well as other countries throughout the world. During 2021, 2020 and 2019, the Group contributed to these plans and recognized as expense CHF 263 million, CHF 299 million and CHF 167 million, respectively. This includes expenses of CHF 100 million and CHF 143 million in 2021 and 2020, respectively, related to the Swiss defined contribution pension plan which took effect on January 1, 2020. Contributions to the Swiss defined contribution plan are made by employees and the Group. Assets from this plan are paid out as a lump sum on retirement.
Defined benefit pension and other post-retirement defined benefit plans
Defined benefit pension plans
Defined benefit pension plans are pension plans that define specific benefits for an employee upon that employee’s retirement. These benefits are usually determined by taking into account the employee’s salary, years of service and age of retirement. Retirees bear neither the actuarial risk (for example, the risk that the retirees of the plan live longer than expected), nor the investment risk (that is, that plan assets invested and associated returns will be insufficient to meet the expected benefits due to low or negative returns on contributions). The Group’s funding policy for these plans is in accordance with local laws and tax requirements.
Swiss pension plan
The Group’s most significant defined benefit pension plan, the Credit Suisse Swiss Pension Plan (Swiss pension plan), is located and covers its employees in Switzerland and is set up as a trust domiciled in Zurich. The Swiss pension plan provides benefits in the event of retirement, death and disability and meets or exceeds the minimum benefits required under the Swiss Federal Law on Occupational Retirement, Survivors’ and Disability Pension Plans (BVG). Benefits in the Swiss pension plan are determined on the basis of the accumulated employer and employee contributions and accumulated interest credited. The Swiss pension plan is treated as a defined benefit plan under US GAAP, mainly due to a guaranteed minimum return on contributions and guaranteed payment of lifetime pensions. As of December 31, 2021 and 2020, the Swiss pension plan comprised 64% and 66%, respectively, of all the Group’s employees participating in defined benefit plans, 84% and 81%, respectively, of the fair value of plan assets, and 84% and 82%, respectively, of the pension benefit obligation of the Group’s defined benefit plans.
Employee contributions in the savings section depend on their age and are determined as a percentage of the pensionable salary. The employees can select between three different levels of contributions which vary between 5% and 14% depending on their age. The Group’s contribution varies between 7.5% and 25% of the pensionable salary depending on the employee’s age.
The Swiss Federal council sets the minimum statutory interest rate on savings balances on an annual basis that applies to the BVG minimum pensionable salary (1.0% as of January 1, 2022 and 2021). The statutory interest rate on savings balances does not apply to extra mandatory benefits. The Board of Trustees of the Swiss pension fund sets the interest rate to be applied on the accumulated savings balance on an annual basis.
When employees retire, their savings balance is converted into an annuity and the conversion rate is the percentage used to convert the assets accrued in the Swiss pension plan to an annual lifetime retirement pension. The level of the conversion rate depends on the life expectancy of future retirees and on the long-term potential for returns in the capital markets. The Board of Trustees of the Swiss pension plan has the responsibility to set the conversion rates for the plan. Decisions on conversion rates are to be set for a planning horizon of at least eight years.
International pension plans
Various defined benefit pension plans cover the Group’s employees outside Switzerland. These plans provide benefits in the event of retirement, death, disability or termination of employment. Retirement benefits under the international pension plans depend on age, contributions and salary. The Group’s principal defined benefit pension plans outside Switzerland are located in the US and in the UK. Both of these plans are funded, closed to new participants and have ceased accruing new benefits. Smaller defined benefit pension plans, both funded and unfunded, are operated in other locations.
Other post-retirement defined benefit plan
In the US, the Group has a defined benefit plan that provides post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Group promises to provide health and welfare benefits after the employee retires. The Group’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.
Components of net periodic benefit costs
	Defined benefit pension plans						Other post-retirement defined benefit plan
	Switzerland			International			International
in	2021	2020	2019	2021	2020	2019	2021	2020	2019
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	224	203	256	16	15	14	0	0	0
Interest costs on benefit obligation	10	20	52	51	68	90	2	4	6
Expected return on plan assets	(421)	(352)	(394)	(65)	(85)	(108)	0	0	0
Amortization of recognized prior service cost/(credit)	(121)	(167)	(155)	1	1	1	0	0	0
Amortization of recognized actuarial losses/(gains)	355	334	293	14	13	19	1	1	3
Settlement losses/(gains)	10	8	41	8	(1)	0	0	0	0
Curtailment losses/(gains)	2	(10)	0	0	0	0	0	0	0
Special termination benefits	16	8	14	0	0	0	0	0	0
Net periodic benefit costs/(credits)	75	44	107	25	11	16	3	5	9
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses or, except for 2019, in restructuring expenses.

Net periodic benefit costs of defined benefit plans
The net periodic benefit costs for defined benefit pension and other post-retirement defined benefit plans are the costs of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using the standard actuarial methodology which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service costs/(credits) and actuarial losses/(gains) recognized in AOCI.
Service costs on benefit obligation reflected in compensation and benefits – other for 2021, 2020 and 2019 were CHF 240 million, CHF 218 million and CHF 270 million, respectively.
As part of its strategic plan, the Group has launched a number of cost efficiency measures, including headcount reduction. This resulted in curtailment losses of CHF 2 million in 2021 and curtailment gains of CHF 10 million in 2020. Additional costs of CHF 10 million, CHF 8 million and CHF 41 million in 2021, 2020 and 2019, respectively, related to the settlement of the pension obligation for employees in Switzerland whose employment has effectively been terminated or who have left the Group due to a sale of their business. Special termination benefit costs of CHF 16 million, CHF 8 million and CHF 14 million have been recognized in 2021, 2020 and 2019, respectively, relating to early retirements in Switzerland in the context of the cost efficiency measures.
Benefit obligation
The benefit obligation is expressed as either accumulated benefit obligation (ABO) or PBO. While the ABO refers to the actuarial present value based on employee services rendered prior to that date and takes into account current and past compensation levels, the PBO also applies an assumption as to future compensation levels.
The “Obligations and funded status of the plans” table shows the changes in the PBO, the ABO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the defined benefit pension and other post-retirement defined benefit plans.
US GAAP requires an employer to recognize the funded status of the defined benefit pension and other post-retirement defined benefit plans on the balance sheet. The funded status of these plans is determined as the difference between the fair value of plan assets and the PBO. The funded status may vary from year to year due to changes in the fair value of plan assets and variations of the PBO following changes in the underlying assumptions and membership data used to determine the PBO. In 2021 and 2020, the curtailments, settlements and special termination benefits in Switzerland, which impacted the PBO, related to the headcount reduction in the context of the cost efficiency measures.
Obligations and funded status of the plans
	Defined benefit pension plans				Other post-retirement defined benefit plan
	Switzerland		International		International
in / end of	2021	2020	2021	2020	2021	2020
PBO (CHF million) [1]
Beginning of the measurement period	16,102	15,979	3,482	3,325	156	164
Plan participant contributions	146	143	0	0	0	0
Service cost	224	203	16	15	0	0
Interest cost	10	20	51	68	2	4
Plan amendments	0	0	(4)	5	0	0
Settlements	(48)	(28)	(448)	(23)	0	0
Curtailments	8	(17)	0	0	0	0
Special termination benefits	16	8	0	0	0	0
Actuarial losses/(gains)	321	857	(100)	456	(14)	13
Benefit payments	(724)	(1,063)	(66)	(156)	(10)	(11)
Exchange rate losses/(gains)	0	0	101	(208)	6	(14)
End of the measurement period	16,055	16,102	3,032	3,482	140	156
Fair value of plan assets (CHF million)
Beginning of the measurement period	18,000	17,790	4,212	4,111	0	0
Actual return on plan assets	1,610	860	(45)	476	0	0
Employer contributions	312	298	17	61	10	11
Plan participant contributions	146	143	0	0	0	0
Settlements	(48)	(28)	(448)	(23)	0	0
Benefit payments	(724)	(1,063)	(66)	(156)	(10)	(11)
Exchange rate gains/(losses)	0	0	132	(257)	0	0
End of the measurement period	19,296	18,000	3,802	4,212	0	0
Funded status recognized (CHF million)
Funded status of the plan – overfunded/(underfunded)	3,241	1,898	770	730	(140)	(156)
Funded status recognized in the consolidated balance sheet as of December 31	3,241	1,898	770	730	(140)	(156)
Total amount recognized (CHF million)
Noncurrent assets	3,241	1,898	974	975	0	0
Current liabilities	0	0	(7)	(8)	(10)	(11)
Noncurrent liabilities	0	0	(197)	(237)	(130)	(145)
Net amount recognized in the consolidated balance sheet as of December 31	3,241	1,898	770	730	(140)	(156)
ABO (CHF million) [2]
End of the measurement period	15,275	15,637	3,001	3,449	140	156
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.
The net amount recognized in the consolidated balance sheets as of December 31, 2021 and 2020 for the defined benefit pension plans was an overfunding of CHF 4,011 million and CHF 2,628 million, respectively.
The remeasurement gain on the Swiss pension plan recorded as of December 31, 2021 consisted of gains on the asset portfolio of CHF 1,189 million, partially offset by losses on the PBO of CHF 321 million due to changes in financial and demographic assumptions, primarily an increase in the interest rate on savings balances. The remeasurement loss on the Swiss pension plan recorded as of December 31, 2020 consisted of losses on the PBO of CHF 857 million due to changes in financial and demographic assumptions, primarily a decrease in the discount rate, an increase in the interest rate on savings balances and updates on the membership data, partially offset by gains on the asset portfolio of CHF 508 million.
The remeasurement loss on the international pension plans recorded as of December 31, 2021 consisted of losses on the asset portfolio of CHF 110 million, partially offset by gains on the PBO of CHF 100 million due to changes in financial and demographic assumptions, primarily an increase in the discount rate and updates on the membership data. The remeasurement loss on the international pension plans recorded as of December 31, 2020 consisted of losses on the PBO of CHF 456 million due to changes in financial and demographic assumptions, primarily a decrease in the discount rate and updates on the membership data, partially offset by gains on the asset portfolio of CHF 391 million.
The settlements of CHF 448 million on the international plans recorded as of December 31, 2021 mainly related to settlements in the UK, reflecting an enhanced transfer value exercise, and settlements in the US, reflecting a partial sale of pension obligations sold to a third party insurer.
No special contributions were made in 2021. In 2020, there was a special cash contribution made to the defined benefit pension plan in the US of CHF 43 million. In 2022, the Group expects to contribute CHF 258 million to the Swiss pension plan, CHF 16 million to the international defined benefit pension plans and CHF 10 million to other post-retirement defined benefit plans.
PBO or ABO in excess of plan assets
The following table shows the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2021 and 2020, respectively.
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	International
	PBO exceeds fair value of plan assets		ABO exceeds fair value of plan assets
December 31	2021	2020	2021	2020
PBO/ABO exceeded plan assets (CHF million)
PBO	412	1,404	403	1,393
ABO	387	1,377	380	1,369
Fair value of plan assets	208	1,159	200	1,150
There were no defined benefit pension plans in Switzerland in which the PBO or the ABO exceeded the plan assets.
Amounts recognized in AOCI and OCI
The following table shows the actuarial gains/(losses), the prior service credits/(costs) and the cumulative effect of accounting changes, which were recorded in AOCI and subsequently recognized as components of net periodic benefit costs.
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post-retirement defined benefit plan		Total
end of	2021	2020	2021	2020	2021	2020
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(2,678)	(3,688)	(27)	(39)	(2,705)	(3,727)
Prior service credits/(costs)	362	453	3	3	365	456
Total	(2,316)	(3,235)	(24)	(36)	(2,340)	(3,271)
The following table shows the changes in OCI due to actuarial gains/(losses), the prior service credits/(costs) recognized in AOCI during 2021 and 2020, the amortization of the aforementioned items as components of net periodic benefit costs for these periods and the cumulative effect of accounting changes.
Amounts recognized in OCI
	Defined benefit pension plans			Other post-retirement defined benefit plan
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2021 (CHF million)
Actuarial gains/(losses)	858	(153)	705	14	(3)	11	716
Prior service credits/(costs)	4	(1)	3	0	0	0	3
Amortization of actuarial losses/(gains)	369	(67)	302	1	0	1	303
Amortization of prior service costs/(credits)	(120)	23	(97)	0	0	0	(97)
Immediate recognition due to curtailment/settlement	11	(5)	6	0	0	0	6
Total	1,122	(203)	919	15	(3)	12	931
2020 (CHF million)
Actuarial gains/(losses)	(414)	83	(331)	(13)	3	(10)	(341)
Prior service credits/(costs)	(5)	0	(5)	0	0	0	(5)
Amortization of actuarial losses/(gains)	347	(64)	283	1	0	1	284
Amortization of prior service costs/(credits)	(166)	31	(135)	0	0	0	(135)
Immediate recognition due to curtailment/settlement	14	(2)	12	0	0	0	12
Total	(224)	48	(176)	(12)	3	(9)	(185)
Assumptions
The measurement of both the net periodic benefit costs and the benefit obligation is determined using explicit assumptions, each of which individually represents the best estimate of a particular future event.
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	Defined benefit pension plans						Other post-retirement defined benefit plan
	Switzerland			International			International
December 31	2021	2020	2019	2021	2020	2019	2021	2020	2019
Net periodic benefit cost (%)
Discount rate - service costs	0.63	0.69	1.19	3.22	3.04	3.28	–	–	4.38
Discount rate - interest costs	0.06	0.13	0.57	1.62	2.39	3.28	1.74	2.77	3.95
Salary increases	1.50	1.50	0.75	2.98	2.84	2.92	–	–	–
Interest rate on savings balances	1.25	0.45	1.03	–	–	–	–	–	–
Expected long-term rate of return on plan assets	2.50	2.10	2.40	1.79	2.37	3.00	–	–	–
Benefit obligation (%)
Discount rate	0.56	0.40	0.45	2.15	1.67	2.38	2.89	2.55	3.23
Salary increases	1.50	1.50	1.50	3.33	2.98	2.84	–	–	–
Interest rate on savings balances	1.50	1.25	0.45	–	–	–	–	–	–
Net periodic benefit cost and benefit obligation assumptions
The assumptions used to determine the benefit obligation as of the measurement date are also used to calculate the net periodic benefit costs for the 12-month period following this date.
The discount rates are determined based on yield curves, constructed from high-quality corporate bonds currently available and observable in the market and are expected to be available during the period to maturity of the pension benefits. In countries where there is no deep market in high-quality corporate bonds with longer durations, the best available market information, including governmental bond yields and risk premiums, is used to construct the yield curve. Credit Suisse uses the spot rate approach for valuations, whereby individual spot rates on the yield curve are applied to each year’s cash flow in measuring the plan’s benefit obligation as well as future service costs and interest costs.
The assumption pertaining to salary increases is used to calculate the PBO, which is measured using an assumption as to future compensation levels.
Credit Suisse estimates the future interest rate on savings balances taking into consideration actions and rates approved by the Board of Trustees of the Swiss pension plan and expected future changes in the interest rate environment.
The expected long-term rate of return on plan assets assumption is applied to the market-related value of assets to calculate the expected return on plan assets as a component of the net periodic benefit costs. It reflects the average rate of returns expected on the funds invested or to be invested to provide for the benefits included in the PBO. In estimating that rate, appropriate consideration is given to the returns being earned by the plan assets and the rates of return expected to be available for reinvestment. The expected long-term rate of return on plan assets is based on total return forecasts, expected volatility and correlation estimates, reflecting interrelationships between and within asset classes held. Where possible, similar, if not related, approaches are followed to forecast returns for the various asset classes.
The expected long-term rate of return on debt securities reflects both accruing interest and price returns. The probable long-term relationship between the total return and certain exogenous variables is used, which links the total return forecasts on debt securities to forecasts of the macroeconomic environment.
The expected long-term rate of ROE securities is based on a two-stage dividend discount model which considers economic and market forecasts to compute a market-implied equity risk premium. Dividends are estimated using market consensus earnings and the historical payout ratio. A subsequent scenario analysis is used to stress test the level of the return.
The expected long-term rate of return on real estate is based on economic models that reflect both the rental and the capital market side of the direct real estate market. This allows for a replicable and robust forecasting methodology for expected returns on real estate equity, fund and direct market indices.
The expected long-term rate of return on private equity and hedge funds is estimated by determining the key factors in their historical performance using private equity and hedge fund benchmarks and indices. To capture these factors, multiple linear regression models with lagged returns are used.
Mortality assumptions are based on standard mortality tables and standard models and methodologies for projecting future improvements to mortality as developed and published by external independent actuarial societies and actuarial organizations.
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2021	2020	2021	2020	2021	2020	2021	2020
Life expectancy (years)
Switzerland	BVG 2020 tables	[1]	21.7	21.7	23.3	23.3	23.4	23.7	25.0	25.3
UK	SAPS S3 light tables	[2]	23.5	23.3	24.7	24.9	25.0	24.5	26.4	26.3
US	Pri-2012 mortality tables	[3]	20.6	21.1	21.8	22.3	22.5	22.8	23.7	23.9
1 The BVG 2020 tables were used, which included final 2018 CMI projections, with a long-term rate of improvement of 1.25% per annum.
2 102% of Self-Administered Pension Scheme (SAPS) S3 light tables were used, which included final CMI projections, with a long-term rate of improvement of 1.25% per annum.
3 The Private retirement plan 2012 (Pri-2012) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.
Under US GAAP, the assumptions used to value the PBO should always represent the best estimate as of the measurement date. Credit Suisse regularly reviews the actuarial assumptions used to value and measure the defined benefit obligation on a periodic basis as required by US GAAP.
Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate is assumed in the cost of covered health care benefits.
The following table provides an overview of the assumed health care cost trend rates.
Health care cost trend rates
in / end of	2021	2020	2019
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	6.5	7.0	8.0
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 4.5% by 2030.
The annual health care cost trend rate used to determine the net periodic defined benefit costs for 2022 is 6.5%.
Plan assets and investment strategy
Plan assets, which are assets that have been segregated and restricted to provide for plan benefits, are measured at their fair value as of the measurement date.
The Group’s defined benefit pension plans employ a total return investment approach, whereby a diversified mix of debt and equity securities and alternative investments, specifically hedge funds and private equity, are used to maximize the long-term return of plan assets while incurring a prudent level of risk. The intent of this strategy is to meet or outperform plan liabilities over the long term. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Furthermore, equity securities are diversified across different geographic regions as well as across growth, value and small and large capitalization stocks. Real estate and alternative investments, such as private equity and hedge funds, are used to enhance long-term returns while improving portfolio diversification. Derivatives may be used to hedge or increase market exposure, but are not used to leverage the portfolio beyond the market value of the underlying investments. Investment risk is measured and monitored on an ongoing basis through periodic asset/liability studies and quarterly investment portfolio reviews. To limit investment risk, the Group pension plans follow defined strategic asset allocation guidelines. At times of major market uncertainties and stress, these guidelines may be further restricted.
As of December 31, 2021 and 2020, the total fair value of Group debt securities included in plan assets of the Group’s defined benefit pension plans was CHF 5 million and CHF 0 million, respectively, and the total fair value of Group equity securities and options was CHF 3 million and CHF 77 million, respectively.
Fair value hierarchy of plan assets
> Refer to “Fair value measurement” in Note 36 – Financial instruments for discussion of the fair value hierarchy.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2021 and 2020 for the Group’s defined benefit pension plans.
Plan assets measured at fair value on a recurring basis
end of	2021						2020
	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	313	0		0	0	313	458	0		0	0	458
Debt securities	0	6,315		0	469	6,784	0	5,446		0	438	5,884
of which corporates	0	6,315		0	469	6,784	0	5,446	[1]	0	438	5,884
Equity securities	0	5,264		0	0	5,264	71	5,249	[1]	0	0	5,320
Real estate	0	2,040		1,514	0	3,554	0	1,795		1,444	0	3,239
of which direct	0	0		1,514	0	1,514	0	0		1,444	0	1,444
of which indirect	0	2,040		0	0	2,040	0	1,795		0	0	1,795
Alternative investments	491	327		0	2,563	3,381	433	514		0	2,152	3,099
of which private equity	0	0		0	2,431	2,431	0	0		0	1,794	1,794
of which hedge funds	0	221		0	0	221	0	413		0	1	414
of which other	491	106		0	132	729	433	101		0	357	891
Switzerland	804	13,946		1,514	3,032	19,296	962	13,004		1,444	2,590	18,000
Cash and cash equivalents	9	101		0	0	110	17	247		0	0	264
Debt securities	2,328	769		0	434	3,531	2,169	1,222		0	422	3,813
of which governments	2,328	4		0	0	2,332	2,169	7		0	0	2,176
of which corporates	0	765		0	434	1,199	0	1,215	[1]	0	422	1,637
Equity securities	0	44		0	57	101	0	33	[1]	0	52	85
Real estate – indirect	0	0		0	0	0	0	0		0	20	20
Alternative investments	0	(27)		0	0	(27)	0	(47)		0	0	(47)
of which hedge funds	0	0		0	0	0	0	0		0	0	0
of which other	0	(27)	[2]	0	0	(27)	0	(47)	[2]	0	0	(47)
Other investments	0	87		0	0	87	0	77		0	0	77
International	2,337	974		0	491	3,802	2,186	1,532		0	494	4,212
Total plan assets at fair value	3,141	14,920		1,514	3,523	23,098	3,148	14,536		1,444	3,084	22,212
The Swiss pension fund uses exchange-traded futures to manage the economic exposure of the portfolio. Under US GAAP, these futures are not carried at fair value as they are settled on a daily basis and are considered brokerage receivables and payables. Consequently, they are excluded from this table. These futures increased/(decreased) the economic exposure to cash and cash equivalents by CHF (59) million and CHF 462 million in 2021 and 2020, respectively, increased the economic exposure to debt securities – corporate bonds by CHF 245 million in 2021 and decreased the economic exposure to equity securities by CHF 186 million and CHF 462 million in 2021 and 2020, respectively.

1 Prior period has been revised to reclassify the leveling of certain plan assets.
2 Primarily related to derivative instruments.
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2021 (CHF million)
Real estate	1,444	0	0	65	0	5	0	1,514
of which direct	1,444	0	0	65	0	5	0	1,514
Total plan assets at fair value	1,444	0	0	65	0	5	0	1,514
of which Switzerland	1,444	0	0	65	0	5	0	1,514
2020 (CHF million)
Real estate	1,351	0	0	69	0	24	0	1,444
of which direct	1,351	0	0	69	0	24	0	1,444
Total plan assets at fair value	1,351	0	0	69	0	24	0	1,444
of which Switzerland	1,351	0	0	69	0	24	0	1,444
Qualitative disclosures of valuation techniques used to measure fair value
Cash and cash equivalents
Cash and cash equivalents includes money market instruments such as bankers’ acceptances, certificates of deposit, CP, book claims, treasury bills, other rights and commingled funds. Valuations of money market instruments and commingled funds are generally based on observable inputs.
Debt securities
Debt securities include government and corporate bonds which are generally quoted in active markets or as units in mutual funds. Debt securities for which market prices are not available, are valued based on yields reflecting the perceived risk of the issuer and the maturity of the security, recent disposals in the market or other modeling techniques, which may involve judgment. Units in mutual funds which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable are measured at fair value using NAV.
Equity securities
Equity securities held include common equity shares, convertible bonds and shares in investment companies and units in mutual funds. The common equity shares are generally traded on public stock exchanges for which quoted prices are regularly available. Convertible bonds are generally valued using observable pricing sources. Shares in investment companies and units in mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.
Real estate
Real estate includes direct real estate as well as investments in real estate investment companies, trusts or mutual funds. Direct real estate is initially measured at its transaction price, which is the best estimate of fair value. Thereafter, direct real estate is individually measured at fair value based on a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. Real estate investment companies, trusts and mutual funds which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable are measured at fair value using NAV.
Alternative investments
Private equity includes direct investments, investments in partnerships that make private equity and related investments in various portfolio companies and funds and fund of funds partnerships. Private equity consists of both publicly traded securities and private securities. Publicly traded investments that are restricted or that are not quoted in active markets are valued based on publicly available quotes with appropriate adjustments for liquidity or trading restrictions. Private equity is valued taking into account a number of factors, such as the most recent round of financing involving unrelated new investors, earnings multiple analyses using comparable companies or discounted cash flow analyses. Private equity for which a fair value is not readily determinable is measured at fair value using NAV provided by the general partner.
Hedge funds that are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable are measured at fair value using NAV provided by the fund administrator.
Derivatives
Derivatives include both OTC and exchange-traded derivatives. The fair value of OTC derivatives is determined on the basis of inputs that include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity since the required inputs are generally observable in the marketplace. Other more complex derivatives may use unobservable inputs. Such inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions. The fair value of exchange-traded derivatives is typically derived from the observable exchange prices and/or observable inputs.
Plan asset allocation
The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Plan asset allocation
	Switzerland		International
December 31	2021	2020	2021	2020
Weighted-average (%)
Cash and cash equivalents	1.6	2.5	2.9	6.3
Debt securities	35.2	32.7	92.9	90.5
Equity securities	27.3	29.6	2.6	2.0
Real estate	18.4	18.0	0.0	0.5
Alternative investments	17.5	17.2	(0.7)	(1.1)
Insurance	0.0	0.0	2.3	1.8
Total	100.0	100.0	100.0	100.0
The following table shows the target plan asset allocation for 2022 in accordance with the Group’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic benefit costs for 2022.
2022 target plan asset allocation
	Switzerland	International
Weighted-average (%)
Cash and cash equivalents	7.0	0.3
Debt securities	32.0	93.4
Equity securities	25.0	2.2
Real estate	21.0	0.6
Alternative investments	15.0	1.2
Insurance	0.0	2.3
Total	100.0	100.0
Estimated future benefit payments
The following table shows the estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans.
Estimated future benefit payments
	Defined benefit pension plans	Other post-retirement defined benefit plan
Payments (CHF million)
2022	987	10
2023	916	10
2024	914	10
2025	899	9
2026	904	9
For five years thereafter	4,485	34

Bank
Pension and other post-retirement benefits
31 Pension and other post-retirement benefits
The Bank participates in a defined benefit pension plan sponsored by the Group and has defined contribution pension plans, single-employer defined benefit pension plans and other post-retirement defined benefit plans. The Bank’s principal plans are located in Switzerland, the US and the UK.
> Refer to “Note 32 – Pension and other post-retirement benefits” in VI – Consolidated financial statements – Credit Suisse Group for further information on pension and other post-retirement benefits.
Defined contribution pension plans
The Bank contributes to various defined contribution pension plans primarily in Switzerland, the US and the UK as well as other countries throughout the world. During 2021, 2020 and 2019, the Bank contributed to these plans and recognized as expense CHF 235 million, CHF 240 million and CHF 150 million, respectively. This included expenses of CHF 89 million and CHF 96 million in 2021 and 2020, respectively, related to the Swiss defined contribution pension plan which took effect on January 1, 2020. Contributions to the Swiss defined contribution plan are made by employees and the Group. Assets from this plan are paid out as a lump sum on retirement.
Defined benefit pension and other post-retirement benefit plans
Defined benefit pension plans
Group pension plan
The Bank covers pension requirements for its employees in Switzerland by participating in a defined benefit pension plan sponsored by the Group (Group plan), the Group’s most significant defined benefit pension plan. The Group plan provides benefits in the event of retirement, death and disability. Various legal entities within the Group participate in the Group plan, which is set up as an independent trust domiciled in Zurich. Benefits in the Group plan are determined on the basis of the accumulated employer and employee contributions and accumulated interest credited. In accordance with US GAAP, the Group accounts for the Group plan as a single-employer defined benefit pension plan and uses the projected unit credit actuarial method to determine the net periodic benefit costs, the PBO and the accumulated benefit obligation (ABO). The Bank accounts for the defined benefit pension plan sponsored by the Group as a multi-employer pension plan because other legal entities within the Group also participate in the Group plan and the assets contributed by the Bank are not segregated into a separate account or restricted to provide benefits only to employees of the Bank. The assets contributed by the Bank are commingled with the assets contributed by the other legal entities of the Group and can be used to provide benefits to any employee of any participating legal entity. The Bank’s contributions to the Group plan comprise 84% of the total cash contributions contributed to the Group plan by all participating legal entities on an annual basis.
The Bank accounts for the Group plan on a defined contribution basis whereby it only recognizes the amounts required to be contributed to the Group plan during the period as net periodic pension expense and only recognizes a liability for any contributions due and unpaid. No other expenses or balance sheet amounts related to the Group plan were recognized by the Bank. In the savings section of the Group plan, the Bank’s contribution varies between 7.5% and 25.0% of the pensionable salary depending on the employee’s age.
During 2021, 2020 and 2019, the Bank contributed and recognized as expense CHF 248 million, CHF 249 million and CHF 338 million to the Group plan, respectively. The Bank expects to contribute CHF 216 million to the Group plan during 2022.
International pension plans
Various defined benefit pension plans cover the Bank’s employees outside Switzerland. These plans provide benefits in the event of retirement, death, disability or termination of employment. Retirement benefits under the plans depend on age, contributions and salary. The Bank’s principal defined benefit pension plans outside Switzerland are located in the US and in the UK. Both plans are funded, closed to new participants and have ceased accruing new benefits. Smaller defined benefit pension plans, both funded and unfunded, are operated in other locations.
Other post-retirement defined benefit plan
In the US, the Bank has a defined benefit plan that provides post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Bank promises to provide health and welfare benefits after the employee retires. The Bank’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.
Net periodic benefit costs of defined benefit plans
The net periodic benefit costs for defined benefit pension and other post-retirement defined benefit plans are the costs of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using the standard actuarial methodology which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service costs/(credits) and actuarial losses/(gains) recognized in AOCI.
Components of net periodic benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
in	2021	2020	2019	2021	2020	2019
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	14	14	14	0	0	0
Interest costs on benefit obligation	49	68	90	2	4	6
Expected return on plan assets	(65)	(85)	(108)	0	0	0
Amortization of recognized prior service cost/(credit)	1	1	1	0	0	0
Amortization of recognized actuarial losses/(gains)	14	13	19	1	1	3
Settlement losses/(gains)	8	(1)	0	0	0	0
Net periodic benefit costs/(credits)	21	10	16	3	5	9
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses.
Benefit obligation
The “Obligations and funded status of the plans” table shows the changes in the PBO, the ABO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the international single-employer defined benefit pension plans and other post-retirement defined benefit plans.
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plan
in / end of	2021	2020	2021	2020
PBO (CHF million) [1]
Beginning of the measurement period	3,475	3,325	156	164
Service cost	14	14	0	0
Interest cost	49	68	2	4
Plan amendments	(4)	5	0	0
Settlements	(448)	(23)	0	0
Actuarial losses/(gains)	(100)	453	(14)	13
Business combinations and transfers	0	(3)	0	0
Benefit payments	(65)	(156)	(10)	(11)
Exchange rate losses/(gains)	101	(208)	6	(14)
End of the measurement period	3,022	3,475	140	156
Fair value of plan assets (CHF million)
Beginning of the measurement period	4,212	4,111	0	0
Actual return on plan assets	(45)	476	0	0
Employer contributions	16	61	10	11
Settlements	(448)	(23)	0	0
Benefit payments	(65)	(156)	(10)	(11)
Exchange rate gains/(losses)	132	(257)	0	0
End of the measurement period	3,802	4,212	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	780	737	(140)	(156)
Funded status recognized in the consolidated balance sheet as of December 31	780	737	(140)	(156)
Total amount recognized (CHF million)
Noncurrent assets	975	975	0	0
Current liabilities	(7)	(8)	(10)	(11)
Noncurrent liabilities	(188)	(230)	(130)	(145)
Net amount recognized in the consolidated balance sheet as of December 31	780	737	(140)	(156)
ABO (CHF million) [2]
End of the measurement period	2,996	3,445	140	156
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.
The net amount recognized in the consolidated balance sheets as of December 31, 2021 and 2020 was an overfunding of CHF 640 million and CHF 581 million, respectively.
The settlements of CHF 448 million on the international plans recorded as of December 31, 2021 mainly related to settlements in the UK, reflecting an enhanced transfer value exercise, and settlements in the US, reflecting a partial sale of pension obligations sold to a third party insurer.
No special contributions were made in 2021. In 2020, there was a special cash contribution made to the defined benefit pension plan in the US of CHF 43 million. In 2022, the Bank expects to contribute CHF 16 million to the international single-employer defined benefit pension plans and CHF 10 million to other post-retirement defined benefit plans.
PBO or ABO in excess of plan assets
The following table shows the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2021 and 2020, respectively.
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		ABO exceeds fair value of plan assets
December 31	2021	2020	2021	2020
PBO/ABO exceeded plan assets (CHF million)
PBO	402	1,397	393	1,386
ABO	382	1,373	375	1,365
Fair value of plan assets	208	1,159	200	1,150
Amounts recognized in AOCI and OCI
The following table shows the actuarial gains/(losses), the prior service credits/(costs) and the cumulative effect of accounting changes, which were recorded in AOCI and subsequently recognized as components of net periodic benefit costs.
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plan		Total
end of	2021	2020	2021	2020	2021	2020
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(402)	(421)	(27)	(39)	(429)	(460)
Prior service credits/(costs)	(9)	(14)	3	3	(6)	(11)
Total	(411)	(435)	(24)	(36)	(435)	(471)
The following table shows the changes in other comprehensive income (OCI) due to actuarial gains/(losses), the prior service credits/(costs) recognized in AOCI during 2021 and 2020, the amortization of the aforementioned items as components of net periodic benefit costs for these periods and the cumulative effect of accounting changes.
Amounts recognized in OCI
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2021 (CHF million)
Actuarial gains/(losses)	(10)	12	2	14	(3)	11	13
Prior service credits/(costs)	4	(1)	3	0	0	0	3
Amortization of actuarial losses/(gains)	14	(3)	11	1	0	1	12
Amortization of prior service costs/(credits)	1	0	1	0	0	0	1
Immediate recognition due to curtailment/settlement	8	(1)	7	0	0	0	7
Total	17	7	24	15	(3)	12	36
2020 (CHF million)
Actuarial gains/(losses)	(62)	17	(45)	(13)	3	(10)	(55)
Prior service credits/(costs)	(5)	1	(4)	0	0	0	(4)
Amortization of actuarial losses/(gains)	13	(1)	12	1	0	1	13
Amortization of prior service costs/(credits)	1	(1)	0	0	0	0	0
Immediate recognition due to curtailment/settlement	(1)	0	(1)	0	0	0	(1)
Total	(54)	16	(38)	(12)	3	(9)	(47)
Assumptions
The measurement of both the net periodic benefit costs and the benefit obligation is determined using explicit assumptions, each of which individually represents the best estimate of a particular future event.
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
December 31	2021	2020	2019	2021	2020	2019
Net periodic benefit cost (%)
Discount rate - service cost	2.64	2.62	3.28	–	–	4.38
Discount rate - interest cost	1.56	2.37	3.28	1.74	2.77	3.95
Salary increases	2.97	2.84	2.92	–	–	–
Expected long-term rate of return on plan assets	1.79	2.37	3.00	–	–	–
Benefit obligation (%)
Discount rate	2.13	1.66	2.38	2.89	2.55	3.23
Salary increases	3.32	2.97	2.84	–	–	–
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2021	2020	2021	2020	2021	2020	2021	2020
Life expectancy (years)
UK	SAPS S3 light tables	[1]	23.5	23.3	24.7	24.9	25.0	24.5	26.4	26.3
US	Pri-2012 mortality tables	[2]	20.6	21.1	21.8	22.3	22.5	22.8	23.7	23.9
1 102% of Self-Administered Pension Scheme (SAPS) S3 light tables were used, which included final CMI projections, with a long-term rate of improvement of 1.25% per annum.
2 The Private retirement plan 2012 (Pri-2012) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.
Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate is assumed in the cost of covered health care benefits.
The following table provides an overview of the assumed health care cost trend rates
Health care cost trend rates
in / end of	2021	2020	2019
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	6.5	7.0	8.0
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 4.5% by 2030.
The annual health care cost trend rate used to determine the net periodic defined benefit costs for 2022 is 6.5%.
Plan assets and investment strategy
As of December 31, 2021 and 2020, no Group debt or equity securities were included in plan assets for the international single-employer defined benefit pension plans.
Fair value of plan assets
The following table presents the plan assets measured at fair value on a recurring basis as of December 31, 2021 and 2020, for the Bank’s defined benefit pension plans.
Plan assets measured at fair value on a recurring basis
	2021						2020
end of	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	9	101		0	0	110	17	247		0	0	264
Debt securities	2,328	769		0	434	3,531	2,169	1,222		0	422	3,813
of which governments	2,328	4		0	0	2,332	2,169	7		0	0	2,176
of which corporates	0	765		0	434	1,199	0	1,215	[1]	0	422	1,637
Equity securities	0	44		0	57	101	0	33	[1]	0	52	85
Real estate – indirect	0	0		0	0	0	0	0		0	20	20
Alternative investments	0	(27)		0	0	(27)	0	(47)		0	0	(47)
of which hedge funds	0	0		0	0	0	0	0		0	0	0
of which other	0	(27)	[2]	0	0	(27)	0	(47)	[2]	0	0	(47)
Other investments	0	87		0	0	87	0	77		0	0	77
Total plan assets at fair value	2,337	974		0	491	3,802	2,186	1,532		0	494	4,212
1 Prior period has been revised to reclassify the leveling of certain plan assets.
2 Primarily related to derivative instruments.
Plan asset allocation
The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Plan asset allocation
December 31	2021	2020
Weighted-average (%)
Cash and cash equivalents	2.9	6.3
Debt securities	92.9	90.5
Equity securities	2.6	2.0
Real estate	0.0	0.5
Alternative investments	(0.7)	(1.1)
Insurance	2.3	1.8
Total	100.0	100.0
The following table shows the target plan asset allocation for 2022 in accordance with the Bank’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic benefit costs for 2022.
2022 target plan asset allocation
Weighted-average (%)
Cash and cash equivalents	0.3
Debt securities	93.4
Equity securities	2.2
Real estate	0.6
Alternative investments	1.2
Insurance	2.3
Total	100.0
Estimated future benefit payments
The following table shows the estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans.
Estimated future benefit payments
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plan
Payments (CHF million)
2022	110	10
2023	102	10
2024	110	10
2025	111	9
2026	117	9
For five years thereafter	646	34